Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000115425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000115425 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000115425 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115425 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115425 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115425 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115425 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115425 | 258620798 | DoubleLine Flexible Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115425 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115425 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000115425 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	34.30%
C000115425 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	40.70%
C000115425 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	25.00%
C000115425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000115425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000115425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000056130 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000056130 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000056130 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000056130 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056130 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056130 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056130 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056130 | 258620798 | DoubleLine Flexible Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056130 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056130 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056130 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	34.30%
C000056130 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	40.70%
C000056130 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	25.00%
C000056130 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056130 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000056130 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000056130 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000084926 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000084926 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000084926 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084926 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084926 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084926 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084926 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084926 | 258620798 | DoubleLine Flexible Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084926 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084926 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084926 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	34.30%
C000084926 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	40.70%
C000084926 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	25.00%
C000084926 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084926 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000084926 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000084926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000056131 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000056131 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000056131 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000056131 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056131 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056131 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056131 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056131 | 258620798 | DoubleLine Flexible Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056131 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056131 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056131 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	34.30%
C000056131 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	40.70%
C000056131 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	25.00%
C000056131 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056131 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000056131 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000056131 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000056132 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000056132 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000056132 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000056132 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056132 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056132 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056132 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056132 | 258620798 | DoubleLine Flexible Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056132 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056132 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056132 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	34.30%
C000056132 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	40.70%
C000056132 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	25.00%
C000056132 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056132 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000056132 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000056132 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000115426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000115426 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000115426 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115426 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115426 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115426 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115426 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115426 | 258620798 | DoubleLine Flexible Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115426 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115426 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000115426 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	34.30%
C000115426 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	40.70%
C000115426 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	25.00%
C000115426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000115426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000115426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000214244 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214244 | 09260B630 | BlackRock High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000214244 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214244 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000214244 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000214244 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214244 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214244 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214244 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214244 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214244 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	25.20%
C000214244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214244 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	43.60%
C000214244 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	31.20%
C000214245 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214245 | 09260B630 | BlackRock High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000214245 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214245 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000214245 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000214245 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214245 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214245 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214245 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214245 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214245 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	25.20%
C000214245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214245 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	43.60%
C000214245 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	31.20%
C000214243 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214243 | 09260B630 | BlackRock High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000214243 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214243 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000214243 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000214243 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214243 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214243 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214243 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214243 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214243 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	25.20%
C000214243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214243 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	43.60%
C000214243 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	31.20%
C000214242 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214242 | 09260B630 | BlackRock High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000214242 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000214242 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000214242 | 78468R622 | State Street SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000214242 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214242 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214242 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214242 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214242 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214242 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	25.20%
C000214242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000214242 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	43.60%
C000214242 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	31.20%
C000245140 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000245140 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000245140 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245140 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245140 | 464288448 | iShares International Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245140 | 97717W851 | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245140 | 69374H709 | Pacer Global Cash Cows Dividend ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245140 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245140 | 92189H607 | VanEck Oil Services ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245140 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245140 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	66.50%
C000245140 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	31.60%
C000245140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000245140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000245140 | Equities14064D782
Holdings [Line Items]
Percent of Total Investments	1.90%
C000245137 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000245137 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000245137 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245137 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245137 | 464288448 | iShares International Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245137 | 97717W851 | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245137 | 69374H709 | Pacer Global Cash Cows Dividend ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245137 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245137 | 92189H607 | VanEck Oil Services ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245137 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245137 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	66.50%
C000245137 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	31.60%
C000245137 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000245137 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000245137 | Equities14064D782
Holdings [Line Items]
Percent of Total Investments	1.90%
C000108313 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108313 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108313 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108313 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108313 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108313 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108313 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108313 | 90213U230 | Holbrook Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108313 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108313 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108313 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	37.80%
C000108313 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108313 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000108313 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000108313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108313 | Fixed Income - Other35473P868
Holdings [Line Items]
Percent of Total Investments	37.10%
C000108313 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	25.10%
C000108314 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108314 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108314 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108314 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108314 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108314 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108314 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108314 | 90213U230 | Holbrook Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108314 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108314 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108314 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	37.80%
C000108314 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108314 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000108314 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000108314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108314 | Fixed Income - Other35473P868
Holdings [Line Items]
Percent of Total Investments	37.10%
C000108314 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	25.10%
C000108315 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108315 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108315 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108315 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108315 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108315 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108315 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108315 | 90213U230 | Holbrook Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108315 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108315 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108315 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	37.80%
C000108315 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108315 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000108315 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000108315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108315 | Fixed Income - Other35473P868
Holdings [Line Items]
Percent of Total Investments	37.10%
C000108315 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	25.10%
C000108316 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108316 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108316 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108316 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108316 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108316 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108316 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108316 | 90213U230 | Holbrook Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108316 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108316 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108316 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	37.80%
C000108316 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108316 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000108316 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000108316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000108316 | Fixed Income - Other35473P868
Holdings [Line Items]
Percent of Total Investments	37.10%
C000108316 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	25.10%
C000207097 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207097 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000207097 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000207097 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000207097 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207097 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207097 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207097 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207097 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207097 | 09253C876 | BlackRock National Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207097 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000207097 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207097 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	7.00%
C000207097 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	16.30%
C000207097 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	76.70%
C000214793 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000214793 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000214793 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000214793 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000214793 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214793 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214793 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214793 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214793 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214793 | 09253C876 | BlackRock National Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214793 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000214793 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000214793 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	7.00%
C000214793 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	16.30%
C000214793 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	76.70%
C000207099 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207099 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000207099 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000207099 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000207099 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207099 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207099 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207099 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207099 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207099 | 09253C876 | BlackRock National Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207099 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000207099 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207099 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	7.00%
C000207099 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	16.30%
C000207099 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	76.70%
C000207098 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207098 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000207098 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000207098 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000207098 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207098 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207098 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207098 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207098 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207098 | 09253C876 | BlackRock National Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207098 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000207098 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207098 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	7.00%
C000207098 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	16.30%
C000207098 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	76.70%
C000207096 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207096 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000207096 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000207096 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000207096 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000207096 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207096 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207096 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207096 | 35473P868 | Franklin Dynamic Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207096 | 09253C876 | BlackRock National Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207096 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000207096 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000207096 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	7.00%
C000207096 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	16.30%
C000207096 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	76.70%
C000227417 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000227417 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227417 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227417 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227417 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227417 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227417 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227417 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227417 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227417 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227417 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	42.00%
C000227417 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	36.40%
C000227417 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227417 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000227417 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227417 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000227417 | Fixed Income - Other90214Q626
Holdings [Line Items]
Percent of Total Investments	21.60%
C000227418 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000227418 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227418 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227418 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227418 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227418 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227418 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227418 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227418 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227418 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227418 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	42.00%
C000227418 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	36.40%
C000227418 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227418 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000227418 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000227418 | Fixed Income - Other90214Q626
Holdings [Line Items]
Percent of Total Investments	21.60%
C000227423 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227423 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227423 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227423 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227423 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227423 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227423 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227423 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227423 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227423 | 89834G604 | CrossingBridge Low Duration High Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227423 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	50.30%
C000227423 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	27.30%
C000227423 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227423 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000227423 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000227423 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227423 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	22.40%
C000227422 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227422 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227422 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227422 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227422 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227422 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227422 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227422 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227422 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227422 | 89834G604 | CrossingBridge Low Duration High Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227422 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	50.30%
C000227422 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	27.30%
C000227422 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227422 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000227422 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000227422 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227422 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	22.40%
C000227421 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227421 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227421 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227421 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227421 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227421 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227421 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227421 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227421 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227421 | 89834G604 | CrossingBridge Low Duration High Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227421 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	50.30%
C000227421 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	27.30%
C000227421 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227421 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000227421 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000227421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227421 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	22.40%
C000227420 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227420 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227420 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227420 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227420 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227420 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227420 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227420 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227420 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227420 | 89834G604 | CrossingBridge Low Duration High Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227420 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	50.30%
C000227420 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	27.30%
C000227420 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227420 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000227420 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000227420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000227420 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	22.40%
C000227426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000227426 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000227426 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227426 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227426 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227426 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227426 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227426 | 69374H709 | Pacer Global Cash Cows Dividend ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227426 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227426 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227426 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	55.30%
C000227426 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	33.70%
C000227426 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	11.00%
C000227426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000227426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000227426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000227425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000227425 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000227425 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227425 | 885215467 | Thornburg Investment Income Builder Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227425 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227425 | 464286509 | iShares MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227425 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227425 | 69374H709 | Pacer Global Cash Cows Dividend ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227425 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227425 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227425 | Equities46137V365
Holdings [Line Items]
Percent of Total Investments	55.30%
C000227425 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	33.70%
C000227425 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	11.00%
C000227425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000227425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000227425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%